SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Net Sales to Unaffiliated Customers (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 7,070.1	$ 7,159.0	$ 6,613.8
Retail Branding and Information Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,650.3	1,613.2	1,511.2
Retail Branding and Information Solutions | Apparel
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,458.5	1,441.7	1,352.0
Retail Branding and Information Solutions | Printer Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									191.8	171.5	159.2
Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									4,745.9	4,851.1	4,511.7
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,638.8	1,625.1	1,557.8
U.S. | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,246.6	1,256.0	1,198.4
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,160.2	2,251.4	2,041.6
Europe | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,767.9	1,851.3	1,689.3
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,458.5	2,473.2	2,250.5
Asia | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,065.0	1,081.2	1,002.6
China (including Hong Kong)
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,380.0	1,430.0	1,300.0
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers									498.3	490.0	476.4
Latin America | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									375.4	367.8	357.0
Other international
Net sales to unaffiliated customers
Net sales to unaffiliated customers									314.3	319.3	287.5
Other international | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									$ 291.0	$ 294.8	$ 264.4